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                                              Rule 497(d)
                                              Reg. No. 333-105359



                              National Equity Trust
             Short-Term Low Five Covered Write Option Trust Series 8

                            Supplement to Prospectus
                              datd October 20, 2003

     Prudential   Investments   LLC,  as  successor  to  Prudential   Securities
Incorporated, has become portfolio supervisor for the Trust.